Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
NOTE 15—SUPPLEMENTAL CASH FLOW INFORMATION
The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2021	2020	2019
Cash paid during the period for interest, net of amounts capitalized	$423	$345	$258
Non-cash distributions to affiliates for conveyance of assets	—	2	—
The balance in property, plant and equipment, net of accumulated depreciation funded with accounts payable and accrued liabilities (including affiliate) was $20 million, $86 million and $187 million as of December 31, 2021, 2020 and 2019, respectively.